Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Basis of presentation of financial statements
a.	Basis of presentation of financial statements:

The consolidated financial statements as of December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019, are in compliance with International Financial Reporting Standards ("IFRS"), and interpretations issued by the IFRS Interpretations Committee applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board.

In connection with the presentation of these consolidated financial statements, the following should be noted:

1)	The significant accounting policies described below have been applied consistently to all the years presented, unless otherwise stated.

2)	The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial liabilities (including derivatives) at fair value through profit or loss, which are presented at fair value.

3)	The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Company's management to exercise its judgment in the process of applying the Company's accounting policies. Actual results may differ materially from estimates and assumptions used by management.

Consolidated financial statements
b.	Consolidated financial statements:

Subsidiaries

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Intercompany balances and transactions, including income and expenses on transactions between the Company's subsidiaries, are eliminated.

The accounting policies applied by the subsidiaries are consistent with the accounting policies adopted by the Company.

Segment reporting
c.	Segment reporting:

Operating segments are reported in a manner consistent with the internal reporting, which are provided to the chief operating decision maker in the Company, who is responsible for allocating resources and assessing the performance of the operating segments. As of December 31, 2019, The Company has two operating segments. Entity wide disclosures are provided in Note 24.

Translation of foreign currency balances and transactions
d.	Translation of foreign currency balances and transactions:

1)	Functional and presentation currency

Items included in the financial statements of each of the Company's subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the "Functional Currency"). The consolidated financial statements of the Company are presented in U.S. dollars, which is the Company's Functional Currency.

2)	Transactions and balances

Transactions made in a currency which is different from the functional currency (the "Foreign Currency") are translated into the Functional Currency using the exchange rates prevailing at the dates of the transactions or valuations where the items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss as finance income (expense).

Cash and cash equivalents
e.	Cash and cash equivalents:

Cash and cash equivalents include cash in hand, short-term bank deposits and other short-term highly liquid investments with original maturities of three months or less, which are subject to insignificant risk of changes in value.

Trade receivables
f.	Trade receivables:

The trade receivables balance represents the unconditional right to consideration because only the passage of time is required before the payment is due from Company customers for licenses granted or services rendered in the ordinary course of business. If collection is expected within one year or less, trade receivables are classified as current assets. If not, trade receivables are presented as non-current assets.

Trade receivables are initially recognized based on their transaction price, and subsequently measured at amortized cost using the effective interest method, less a provision for doubtful accounts. For further details see Note 2k.

Goodwill

g.	Goodwill:

Goodwill arising from a business combination represents the excess of the overall amount of the consideration transferred, the amount of any non-controlling interests in the acquired company over the net amount as of acquisition date of the identifiable assets acquired and the liabilities assumed.

Impairment reviews of the cash-generating-unit ("CGU") to which goodwill was allocated are undertaken annually and whenever there is any indication of impairment of a CGU. The carrying amount of the Company's assets (which constitutes a single CGU), including goodwill, is compared to its recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment loss is allocated to reduce the carrying amount of the Company's assets at the following order: first to reduce the carrying amount of any goodwill allocated to a CGU and subsequently to the remaining assets of the Company, which fall within the scope of the International Accounting Standard ("IAS") 36, "Impairment of Assets," on a proportionate basis based on the carrying amount of each Company asset.

Any impairment loss is recognized immediately in profit or loss and is not subsequently reversed. As of December 31, 2018 and 2017, the Company did not recorded an impairment of goodwill. During the year ended December 31, 2019, the Company recognized an impairment loss of goodwill in a total amount of $1,002 thousand. For further details, see Note 6.

Intangible assets

h.	Intangible assets:

1)	Research and development

Through December 31, 2019 and 2018, the Company has not met the criteria for capitalizing development expenses as intangible assets, and accordingly, no asset has so far been recognized in the consolidated financial statements in respect of capitalized development expenses. Consequently, the research and development expenses of the Company are fully recognized as incurred.

2)	Technology and customer relations

a.	Technology which acquired either separately or as part of a business combination is initially measured at fair value at the acquisition date, and amortized between 5-8 years using the straight-line method, with such amortization classified as cost of revenues.

b.	Customer relations which acquired either separately or as part of a business combination is initially measured at fair value at the acquisition date, and amortized over 7.5 years using the straight-line method, with such amortization classified as sales and marketing expenses.

Impairment of non-monetary assets
i.	Impairment of non-monetary assets:

An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value, less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows (CGUs). The Company constitutes two CGUs. Non-monetary assets, other than goodwill, that were impaired, are reviewed annually for possible reversal of the impairment recognized at each balance sheet date. During the year ended December 31, 2019, the Company recognized an impairment loss related to technology in a total amount of $270 thousand. For further details, see Note 6.

Government grants
j.	Government grants:

Government grants received from the Israeli Innovation Authority (the "IIA") as a participation in research and development performed by Safe-T (the "IIA Grants") fall into the scope of "forgivable loans" as defined in IAS 20, "Accounting for Government Grants and Disclosure of Government Assistance" ("IAS 20").

IIA Grants are recognized in accordance with IFRS 9, "Financial Instruments" ("IFRS 9"). If on the date on which the right for the IIA Grants is established, the Company's management concludes that there is no reasonable assurance that the IIA Grants, to which entitlement has been established, will not be repaid, the Company recognizes a financial liability on that date, which is accounted for under the provisions of IFRS 9 regarding financial liabilities measured at amortized cost.

Financial assets
k.	Financial assets:

Accounting policies applied from January 1, 2018, under IFRS 9:

1)	Classification

The Company classifies its financial assets at amortized cost. The classification is determined, among other things, in accordance with the purpose for which the financial assets were acquired. The basis of classification depends on the Company's business model and the contractual cash flow characteristics of the financial asset.

Financial assets at amortized cost are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. These assets are classified as current assets, except for maturities of more than 12 months after the balance sheet date, which are classified as non-current assets. The Company's financial assets at amortized cost are included as "accounts receivable," "restricted deposits" and "cash and cash equivalents" in the consolidated statements of financial position (see sections e and f above).

2)	Recognition and measurement

Financial assets, which are initially measured at fair value, including any transaction costs, are measured in subsequent periods at amortized cost using the effective interest method, except of trade receivables (see section f above). For information on the method used to measure the fair value of the Company's financial instruments, see Note 3.

3)	Impairment of financial assets - financial assets measured at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost. At each reporting date, the Company assesses whether the credit risk on a financial asset has increased significantly since initial recognition.

If the financial asset is determined to have low credit risk at the reporting date, the Company assumes that the credit risk on a financial asset has not increased significantly since initial recognition. The Company measures the loss allowance for expected credit losses on trade receivables that are within the scope of IFRS 15, "Revenue from Contracts with Customers" ("IFRS 15") and on financial assets for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Company measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

Accounting policies applied until December 31, 2017, under IAS 39, "Financial Instruments: Recognition and Measurement":

1)	Classification

The Company classifies its financial assets as loans and receivables. The classification is determined, among other things, in accordance with the purpose for which the financial assets were acquired. The Company management determines the classification of the financial assets upon initial recognition.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities longer than 12 months after the statement of financial position date. These are classified as non-current assets. The Company's loans and receivables are presented among "accounts receivable," "restricted deposits" and "cash and cash equivalents" in the statement of financial position (see sections e and f above).

2)	Recognition and measurement

Financial assets, which are initially measured at fair value, including any transaction costs, are measured in subsequent periods at amortized cost using the effective interest method. Financial assets, which are measured at fair value through profit or loss are initially measured at fair value and the transaction costs are carried to the statement of operations. For information on the method used to measure the fair value of the Company's financial instruments, see Note 3.

3)	Impairment of financial assets - financial assets measured at amortized cost

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset ("Loss Event") and that Loss Event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

Where objective evidence for impairment exists, the amount of the loss is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred) discounted at the financial asset's original effective interest rate (i.e., the effective interest rate computed for the asset upon initial recognition). The asset's carrying amount is reduced and the amount of the loss is recognized in the statements of operations.

If the amount of impairment loss in a subsequent period decreases, and this decrease may be attributed to an objective event that took place after the impairment was recognized (like improved credit rating of the borrower), reversal of the previously recognized impairment loss is recorded in the statements of operations. The Company does not test impairment of groups of customers due to immateriality.

Financial liabilities

l.	Financial liabilities:

1)	Classification

The Company early adopted the narrow-scope amendment to IAS 1, "Classification of Liabilities as Current or Non-Current", published in January 2020 which was issued to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period and specifically whether the entity has the right to defer settlement by at least twelve months. The amendment also affects the classification of liabilities, particularly for liabilities that can be converted into equity as it clarifies that settlement could also be considered through entity's own equity instruments. Accordingly, the Company classified in the statement of financial position convertible debentures and derivative financial instruments as part of current liabilities. The amendment was applied retrospectively and as a result the Company reclassified derivative financial instruments amounting to $729 thousand as of December 31, 2018 to current liabilities.

Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

2)	Financial liabilities at fair value through profit or loss:

The Company designated its convertible debentures as financial liability at fair value through profit or loss, given the conversion option derivative embedded in such instrument. Changes in the Company's own credit risk from the date of initial recognition are negligible. The convertible debentures are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction, and are adjusted to reflect the difference between the fair value at initial recognition and the transaction price ("day 1 loss"). Changes are recorded to profit or loss on a periodic basis while unrecognized day 1 loss is amortized over the contractual life of each instrument.

The Company accounts for contingent consideration as financial liability at fair value through profit or loss. The contingent consideration is measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis.

Derivatives

m.	Derivatives:

The Company accounts for warrants with a cashless exercise mechanism, compensation and anti-dilution features issued at public and private offering, as financial liabilities. The warrants, compensation and anti-dilution features are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis.

The Company accounts for warrants and rights to purchase additional debenture ("green-shoe option") issued at the 2019 securities purchase agreement, as financial liabilities. The warrants and green-shoe option are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction, adjusted to reflect the day 1 loss. Changes are recorded to profit or loss on a periodic basis while unrecognized day 1 loss is amortized over the contractual life of each instrument. See further details in Note 13.

Unrecognized day 1 loss
n.	Unrecognized day 1 loss:

A financial liability, in which upon initial recognition the transaction price is different than its fair value is initially recognized at fair value, adjusted to reflect the day 1 loss.

After initial recognition, the unrecognized day 1 loss of the said financial liability is amortized over the contractual life of each financial liability.

Upon conversion or exercise of convertible debentures or warrants for which an unrecognized day 1 loss exists, the carrying amounts are classified to equity.

Trade payables
o.	Trade payables:

Trade payables are the Company's obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade payables are recognized initially at fair value, and in subsequent periods at amortized cost using the effective interest method.

Current and deferred income taxes
p.	Current and deferred income taxes:

The tax expenses for the reported years comprise current and deferred taxes. Taxes are recognized in the consolidated statements of profit or loss, except to the extent that they relate to items recognized directly in equity. In that case, the tax is also recognized in equity.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company operates and generates taxable income. The Company's management periodically evaluates the tax aspects applicable to its taxable income based on the relevant tax laws and makes provisions in accordance with the amounts payable to the Israeli Tax Authorities.

Deferred income tax is provided using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements.

However, deferred income tax liabilities are not accounted for if they arise from initial recognition of goodwill. Also, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

The Company does not provide deferred income tax on temporary differences arising from investments in subsidiaries, since the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Employee benefits
q.	Employee benefits:

1)	Severance pay and pension obligations

A defined contribution plan is a post-employment benefits scheme under which group companies pay fixed contributions into a separate and independent entity. The Company has no legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

The Company's severance pay and pension obligations are generally funded through payments to insurance companies or trustee-administered funds. Under their terms, the said pension plans meet the criteria for defined contribution plan as above.

2)	Vacation and recreation pay

Every employee is legally entitled to vacation and recreation benefits, which are computed on an annual basis. This entitlement is based on the term of employment. The Company charges a liability and expense due to vacation and recreation pay, based on the benefits that have been accumulated for each employee.

3)	Severance pay

Severance pay is paid when an employee is terminated by the Company before the normal retirement date, or when an employee had agreed to accept voluntary redundancy in exchange for these benefits. The Company recognizes severance pay liabilities at the earlier of:

●	When the entity can no longer withdraw the offer of those benefits; and

●	When the entity recognizes costs for a restructuring in the scope of IAS 37, "Provisions, Contingent Liabilities and Contingent Assets," that includes the payment of severance benefits.

Share-based payments
r.	Share-based payments:

The Company operates a number of equity-settled, share-based compensation plans, under which the Company receives services from employees as consideration for equity instruments (options) of the Company. The fair value of the employee services received in exchange for the grant of the options is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted excluding the impact of any service and non-market performance vesting conditions. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

In addition, in some circumstances, employees may provide services in advance of the grant date and therefore the grant date fair value is estimated for the purposes of recognizing the expense during the period between service commencement period and grant date.

At the date of each balance sheet, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognizes the impact of the revision to original estimates, if any, in the consolidated statements of profit or loss, with a corresponding adjustment to equity.

When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

For plans that include conditions that are not vesting conditions, any relating expenses are immediately recognized in the consolidated statements of profit or loss. When the Company revises the conditions of an equity-settled grant, the Company recognizes an additional expense, in excess of the original expense calculated for every such revision that increases the overall fair value of the granted benefit or benefits the service provider, based on the fair value at the time of revision.

Revenue recognition
s.	Revenue recognition:

1)	General

The Company has adopted IFRS 15 from January 1, 2017 (the "date of initial application"). The early adoption of IFRS 15 by the Company was done pursuant to the transitional provision that enabled the recognition of the accumulated impact of adoption as an adjustment of the opening balance of retained earnings as of January 1, 2017 (also known as the modified retrospective approach).

This standard replaced the guidelines that were in effect through January 1, 2017 regarding revenue recognition and presents a new single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The standard provides two approaches to revenue recognition: one point in time or over time. The model framework consists of five steps for analyzing transactions to determine the timing and amount of revenue recognition.

a)	Identify the contract with the customer.

b)	Identify the separate performance obligations in the contract.

c)	Determine the transaction price.

d)	Allocate the transaction price to each of the performance obligations in the contract.

e)	Recognize revenue as each performance obligation is satisfied, while making a distinction between satisfying an obligation on a certain date and satisfying an obligation over time.

In addition, the standard provides new and more extensive disclosure requirements to those that exist today, which are provided in Notes 17 and 24.

2)	Accounting for perpetual and term licenses of software and for software as a service

Perpetual and term licenses of software

The main impact which the standard had on the Company's consolidated financial statements is the timing of recognition of revenue in respect of the license component in transactions for the sale of fixed-term license contracts. Pursuant to the standard, the Company's promise to the customer in granting a license is to provide a right to use the entity's intellectual property as intellectual property exists (in terms of form and functionality), at the point in time at which the license is granted to the customer. This means that the customer can direct the use of, and obtain substantially all of the remaining benefits from, the license at the point in time at which the license transfers. Therefore, revenue in respect of the license component in such transactions shall be recognized at the time at which the is license granted to the customer.

Software as a Service

The Company's revenues from its renewable monthly contracts with its customers are recognized rateably over the respective contract periods, since the customers consume benefits from these services.

Costs to obtain a contract are expensed as incurred since commissions payable upon renewals are commensurate with the initial commission.

The timing for the remaining performance obligations remained unchanged - see below.

3)	Presentation of revenue and revenue related balances

The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company controls the specified goods or services before the transfer to its customers. In determining this, the Company follows the accounting guidance for principal-agent considerations. This determination involves judgment and is based on an evaluation of the terms of each arrangement, considering the party that is primarily responsible in the arrangement, whether it bears inventory risk and whether it determines the prices charged to the customers. When an entity that is a principal satisfies a performance obligation, the entity recognizes revenue in the gross amount of consideration to which it expects to be entitled in exchange for the goods or services transferred.

Sales to resellers are recognized upon delivery of the license to the reseller as the reseller is considered the ultimate customer in such arrangements.

Revenue is recognized net to value added tax.

The Company recognized obligations in respect of sale contracts at the total amount equal to the total amount of transactions invoiced, net of transactions in respect of which revenues were recognized.

4)	Allocation of revenue to multiple performance obligations

The Company allocates revenue to licenses, post contract customer support and professional services on a relative stand-alone selling price basis, except in cases in which a stand-alone selling price of an individual performance obligation is highly uncertain or variable, in which case the residual method is used.

5)	Election of certain practical expedients

The Company has also elected to apply the following practical expedients in connection with the application of IFRS 15:

1)	IFRS 15 was applied only to contracts that were not completed as of the date of the initial application.

2)	Where the asset that would be recognized as a result of capitalizing the cost of obtaining a contract would be amortized over one year or less, the Company shall expense those costs when incurred.

3)	For contracts in which, at inception, the period between the performance of the obligations (transfer of goods or service to the customer) and the associated payment is expected to be one year or less, the Company does not account for the effect of a significant financing component.

Loss per share
t.	Loss per share:

Basic loss per share is calculated by dividing net loss for the year by the weighted average number of ordinary shares (including pre-funded warrants).

When calculating the diluted loss per share, the Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows:

The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share the weighted average of the number of shares to be issued assuming the all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of the Company's ordinary shares to exclude any profits or losses recorded during the year with respect to potentially dilutive shares.

The potential shares, as above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

Leases
u.	Leases:

Commencing January 1, 2019, the Company accounts for leases in accordance with International Financial Reporting Standard No. 16 "Leases" ("IFRS 16").

Accounting policies applied from January 1, 2019, under IFRS 16:

The Company's leases include property and motor vehicle leases. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option. Simultaneously, the Company recognizes a right-of-use asset in the amount of the lease liability.

The discount rate applied by the Company is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both, the periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, which is shorter:

Years
Property	1.3-6
Motor vehicles	3

Interest on the lease liability is recognized in profit or loss in each period during the lease term in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

Accounting policies applied until December 31, 2018, under IAS 17 "Leases" ("IAS 17"):

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the consolidated statement of profit or loss on a straight-line basis over the period of the lease.

Business combination
v.	Business combination:

The Company accounts for business combinations by applying the acquisition method.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair value of the assets transferred by the acquirer, and the liabilities incurred by the acquirer to former owners of the acquiree, in exchange for control of the acquiree. The consideration transferred also includes the fair value of any asset or liability arising from a contingent consideration arrangement.

Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Identified assets acquired and liabilities assumed as part of a business combination are initially measured at fair value at the acquisition date, except for certain exceptions in accordance with IFRS 3 "Business Combinations" (Revised).

Contingent consideration incurred as a part of a business combination is initially measured at fair value at the acquisition date. Subsequent changes in fair value of contingent consideration are classified as assets or liabilities, are recognized in accordance with the IFRS 9 in profit or loss.

New international financial reporting standards, amendments and interpretations to existing standards:

u.	New international financial reporting standards, amendments and interpretations to existing standards:

IFRS 16 replaces upon first-time implementation the existing guidance in IAS 17. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases, and is expected to impact mainly the accounting treatment applied by the lessee in a lease transaction.

IFRS 16 changes the existing guidance in IAS 17 and requires lessees to recognize a lease liability that reflects future lease payments and a "right-of-use asset" in all lease contracts (except for the following), with no distinction between financing and capital leases. IFRS 16 exempts lessees in short-term leases or the when underlying asset has a low value.

IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

IFRS 16 also changes the definition of a "lease" and the manner of assessing whether a contract contains a lease.

The Company adopted IFRS 16 on January 1, 2019, using a modified retrospective transition approach, and as a result did not adjust prior periods.

In respect of agreements in which the Company is the lessee, the Company elected to apply the standard for the first time by recognizing lease liabilities, for leases that were previously classified as operating leases, based on the present value of the remaining lease payments, discounted at the incremental interest rate of the lessee as at the date of first-time application. At the same time, the Company recognized a right-of-use asset at an amount equal to the amount of the lease liabilities, adjusted to reflect any prepaid or accrued lease payments in respect of those leases. As a result, the application of the standard has no an effect on the retained earnings balance.

As part of the first-time application of the standard, the Company has elected to apply the following practical expedients:

In respect of leases in which the Company is the lessee, to apply a single discount rate to a portfolio of leases with reasonably similar characteristics.

For leases in which the Company is the lessee, not to recognize a right-of-use asset and a lease liability in respect of leases whose lease period ends within 12 months of the date of initial application.

For leases in which the Company is the lessee, to exclude initial direct costs from the measurement of the right-of-use asset upon initial application.

For leases in which the Company is the lessee, to use hindsight in determining the lease term where the contract includes extension or termination options.